Statement of Additional Information Supplement

November 19, 2018

Morgan Stanley Institutional Fund Trust

Supplement dated November 19, 2018 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 31, 2018

Core Plus Fixed Income Portfolio

Corporate Bond Portfolio

Global Multi-Asset Income Portfolio

Global Strategist Portfolio

High Yield Portfolio

Mid Cap Growth Portfolio

Short Duration Income Portfolio

Strategic Income Portfolio

Ultra-Short Income Portfolio

The section of the Statement of Additional Information entitled "Distribution and Shareholder Services Plans—Revenue Sharing" with respect to those arrangements applicable to Morgan Stanley Smith Barney LLC and other Financial Intermediaries is hereby deleted and replaced with the following:

With respect to Morgan Stanley Smith Barney LLC, these payments may include the following amounts, which are paid in accordance with the applicable compensation structure:

1  an ongoing annual fee in an amount up to $500,000 in consideration of the Adviser's participation at various Morgan Stanley Smith Barney LLC events, including seminars, conferences and meetings as determined by Morgan Stanley Smith Barney LLC;

2  an ongoing annual fee in an amount up to $400,000 in consideration of Morgan Stanley Smith Barney LLC providing Adviser with access to distribution analytical data in relation to sales of the Funds by Morgan Stanley Smith Barney LLC financial advisors;

3  on Class I, Class A, Class L and Class C shares of the Funds held in Morgan Stanley Smith Barney LLC brokerage and advisory accounts, an ongoing annual fee in an amount up to 0.10% of the total average daily NAV of such shares for the applicable quarterly period;

4  on Class I shares of a Fund held in Morgan Stanley Smith Barney LLC brokerage and advisory accounts as of June 30, 2014, where each such account holds $5 million or more in Class I shares of the Fund, or had $4 million or more in assets (but less than $5 million) as of June 30, 2014 and reached $5 million by December 31, 2014, an ongoing annual fee in an amount equal to 35% of the advisory fee the Adviser receives from such Fund based on the average daily NAV of such shares for the applicable quarterly period; and

5  on purchases of $1 million or more of Class A shares (for which no initial sales charge was paid), Morgan Stanley Smith Barney LLC may, at the discretion of the Distributor, receive a gross sales credit of up to 1.00% (with respect to the U.S. Equity and Asset Allocation Funds) or 0.50% (with respect to the Fixed Income Funds) of the amount sold, as applicable.*

With respect to Morgan Stanley & Co. LLC, these payments may include the following amounts, which are paid in accordance with the applicable compensation structure:

1  on shares of a Fund, a fee in an amount up to 20% of the advisory fee the Adviser receives from such Fund attributable to such shares for the applicable period, not to exceed one year.

With respect to other Financial Intermediaries, these payments may include the following amounts, which are paid in accordance with the applicable compensation structure for each Financial Intermediary:

1  on Class I, Class A, Class L and Class C shares of the Funds, reimbursement for ticket charges applied to Fund shares;

2  on Class I, Class A, Class L and Class C shares of the Funds held in brokerage and/or advisory program accounts, an ongoing annual fee in an amount up to 0.225% of the total average daily NAV of such shares for the applicable quarterly period;

3  an ongoing annual fee in an amount up to 0.25% on sales of Class I, Class A, Class L and Class C shares of the Funds through brokerage accounts; and

4  on purchases of $1 million or more of Class A shares (for which no initial sales charge was paid), Financial Intermediaries may, at the discretion of the Distributor, receive a gross sales credit of up to 1.00% (with respect to the U.S. Equity and Asset Allocation Funds) or 0.50% (with respect to the Fixed Income Portfolios) of the amount sold, as applicable.*

*  Commissions or transaction fees paid when Morgan Stanley Smith Barney LLC or other Intermediaries initiate and are responsible for purchases of $1 million or more are computed on a percentage of the dollar value of such shares sold as follows: (i) with respect to the U.S. Equity and Asset Allocation Funds: 1.00% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $15 million, plus 0.25% on the excess over $15 million; and (ii) with respect to the Fixed Income Funds: 0.50% on sales of $1 million to $4 million, plus 0.25% on sales over $4 million to $15 million, plus 0.15% on the excess over $15 million. Purchases of Class A shares for which no initial sales charge is paid are subject to a contingent deferred sales charge ("CDSC") of 1% if the redemption of such shares occurs within 18 months after purchase. The full amount of such CDSC will be retained by the Distributor.

With respect to certain affiliated entities of the Adviser and Distributor and other Financial Intermediaries, these payments, which are paid in accordance with the applicable compensation structure, may include an ongoing annual fee in an amount up to 0.10% of the total average NAV in respect of the applicable period of shares of the Ultra-Short Income Portfolio held in the applicable accounts.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

November 19, 2018

Morgan Stanley Institutional Fund Trust

Supplement dated November 19, 2018 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated June 8, 2018

High Yield Portfolio (Class IR)

The section of the Statement of Additional Information entitled "Revenue Sharing" with respect to those arrangements applicable to Morgan Stanley Smith Barney LLC is hereby deleted and replaced with the following:

With respect to Morgan Stanley Smith Barney LLC, these payments may include the following amounts, which are paid in accordance with the applicable compensation structure:

1  an ongoing annual fee in an amount up to $500,000 in consideration of the Adviser's participation at various Morgan Stanley Smith Barney LLC events, including seminars, conferences and meetings as determined by Morgan Stanley Smith Barney LLC;

2  an ongoing annual fee in an amount up to $400,000 in consideration of Morgan Stanley Smith Barney LLC providing Adviser with access to distribution analytical data in relation to sales of the Funds by Morgan Stanley Smith Barney LLC financial advisors;

3  on Class IR shares converted from Class I shares of a Fund held in Morgan Stanley Smith Barney LLC brokerage and advisory accounts as of June 30, 2014, where each such account holds $5 million or more in Class I shares of the Fund, or had $4 million or more in assets (but less than $5 million) as of June 30, 2014 and reached $5 million by December 31, 2014, an ongoing annual fee in an amount equal to 35% of the advisory fee the Adviser receives from such Fund based on the average daily NAV of such shares for the applicable quarterly period; and

4  on Class IR shares of a Fund, an ongoing annual fee in an amount up to 25% of the advisory fee the Adviser receives from such Fund based on the average daily NAV of such shares for the applicable quarterly period.

Please retain this supplement for future reference.